Investment in Associates and Joint Ventures (Narrative) (Details) $ / shares in Units, shares in Millions, $ in Millions, $ in Billions					3 Months Ended	12 Months Ended
	Feb. 12, 2025 CAD ($) shares	Oct. 31, 2024 CAD ($)	Aug. 21, 2024 CAD ($) shares	Aug. 21, 2024 USD ($) shares	Jul. 31, 2024	Oct. 31, 2025 CAD ($)	Oct. 31, 2025 USD ($)	Oct. 31, 2024 CAD ($)	Oct. 31, 2024 USD ($) $ / shares
Disclosure Of Investments In Associates And Joint Ventures [Line Items]
Investment in Schwab		$ 9,024				$ 0		$ 9,024
Share of net income from investment in Schwab						305		703
Investment in associates and joint venture		$ 4,855				5,237		4,855
Charles Schwab Corporation [Member]
Disclosure Of Investments In Associates And Joint Ventures [Line Items]
Equity investment percentage		10.10%	10.10%	10.10%	12.30%
Fair value of outstanding shares		$ 18,000						18,000	$ 13.0
Closing price of shares | $ / shares									$ 70.83
Percentage of voting common shares		7.50%
Investment in Schwab		$ 9,000						9,000
Share of net income from investment in Schwab						305		703
Number of shares sold | shares	184.7		40.5	40.5
Percent of interest in investments sold	10.10%
Proceeds from sale of shares in equity method investment	$ 21,000		$ 3,400	$ 2.5
Other income			$ 1,000	$ 0.7
Gains on disposals of investments, net of tax	8,600
Gain on disposal of shares	9,200
Underwriting fees from sale of investments	$ 184
Aggregated individually immaterial associates [member]
Disclosure Of Investments In Associates And Joint Ventures [Line Items]
Investment in associates and joint venture		$ 4,900				$ 5,200		$ 4,900
Top of range [member] | Charles Schwab Corporation [Member]
Disclosure Of Investments In Associates And Joint Ventures [Line Items]
Percentage of voting common shares								9.90%
Bottom of range [member] | Charles Schwab Corporation [Member] | 2023 Schwab IDA Agreement [Member]
Disclosure Of Investments In Associates And Joint Ventures [Line Items]
Allowable maximum annual adjustment to sweep deposits							$ 60.0